SCHEDULE OF NOTES PAYABLE AND OTHER DEBT (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 52,635		$ 53,302		$ 54,178
Deferred financing costs		(1,005)		(1,005)		(1,177)
Unamortized discount on bonds		(118)		(119)		(125)
Notes payable and other debt		51,512		52,178		52,876
Notes payable and other debt		51,512		52,178		52,876
Other Debt [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 533		$ 895		594
Exchange Bank of Alabama [Member] | Meadowood [Member]
Debt Instrument [Line Items]
Maturity date		Oct. 01, 2026		Oct. 01, 2026	[1]
Effective interest rate		4.50%	[2]	4.50%	[1],[3]
Exchange Bank of Alabama [Member] | Coosa Valley Health Care [Member]
Debt Instrument [Line Items]
Maturity date		Oct. 10, 2026		Oct. 10, 2026	[4]
Effective interest rate		3.95%	[2]	3.95%	[3],[4]
First Insurance Funding [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount				$ 357	[5]	99	[5]
Maturity date	[5]			Mar. 01, 2023
Interest rate		3.19%		3.65%	[5]
Maturity date		Various 2023
Key Bank [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 495		$ 495	[5]	495	[5]
Maturity date		Aug. 25, 2025		Aug. 25, 2025	[6]
Interest rate		0.00%		0.00%	[5]
Marlin Capital Solutions [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 38		$ 43
Maturity date		Jun. 01, 2027		Jun. 01, 2027
Interest rate		5.00%		5.00%
Senior debt - guaranteed by HUD [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 29,584		$ 29,782		30,178
Senior debt - guaranteed by HUD [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		29,584		29,782	[7]	30,178	[7]
Senior debt - guaranteed by HUD [Member] | Newpoint Capital [Member] | Senior Debt Obligations [Member] | The Pavilion Care Center [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 828		$ 835	[7]	862	[7]
Maturity date		Dec. 01, 2039		Dec. 01, 2039	[7]
Interest rate		3.97%		3.97%	[7],[8]
Senior debt - guaranteed by HUD [Member] | Newpoint Capital [Member] | Senior Debt Obligations [Member] | Hearth and Care of Greenfield [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 1,939		$ 1,949	[7]	1,845	[7]
Maturity date		Aug. 01, 2050		Aug. 01, 2050	[7]
Interest rate		3.97%		3.97%	[7],[8]
Senior debt - guaranteed by HUD [Member] | Newpoint Capital [Member] | Senior Debt Obligations [Member] | Woodland Manor [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 4,958		$ 4,980	[7]	4,836	[7]
Maturity date		Nov. 01, 2052		Nov. 01, 2052	[7]
Interest rate		3.97%		3.97%	[7],[8]
Senior debt - guaranteed by HUD [Member] | Newpoint Capital [Member] | Senior Debt Obligations [Member] | Glenvue H&R [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 7,243		$ 7,297	[7]	7,509	[7]
Maturity date		Oct. 01, 2044		Oct. 01, 2044	[7]
Interest rate		3.75%		3.75%	[7],[8]
Senior debt - guaranteed by HUD [Member] | Newpoint Capital [Member] | Senior Debt Obligations [Member] | Autumn Breeze Facility [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 6,297		$ 6,344
Maturity date		Jan. 01, 2045
Interest rate		3.65%
Senior debt - guaranteed by HUD [Member] | Newpoint Capital [Member] | Senior Debt Obligations [Member] | Georgetown Health [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 3,191		$ 3,214	[7]	3,305	[7]
Maturity date		Oct. 01, 2046		Oct. 01, 2046	[7]
Interest rate		2.98%		2.98%	[7],[8]
Senior debt - guaranteed by HUD [Member] | Newpoint Capital [Member] | Senior Debt Obligations [Member] | Sumter Valley [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 5,128		$ 5,163
Maturity date		Jan. 01, 2047
Interest rate		3.70%
Senior debt - guaranteed by HUD [Member] | Key Bank [Member] | Senior Debt Obligations [Member] | Autumn Breeze Facility [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[7]			$ 6,344		6,528
Maturity date	[7]			Jan. 01, 2045
Interest rate	[7],[8]			3.65%
Senior debt - guaranteed by HUD [Member] | Key Bank [Member] | Senior Debt Obligations [Member] | Sumter Valley [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[7]			$ 5,163		5,293
Maturity date	[7]			Jan. 01, 2047
Interest rate	[7],[8]			3.70%
Senior debt - guaranteed by USDA [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 7,472	[9],[10]	$ 7,526	[9],[10],[11]	7,824	[11]
Senior debt - guaranteed by USDA [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		7,472		7,526	[7]	7,824	[7]
Senior debt - guaranteed by USDA [Member] | Community Bank [Member] | Senior Debt Obligations [Member] | Mountain Trace Rehab [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 3,643		$ 3,680	[12],[13]	3,835	[12],[13]
Maturity date		Dec. 24, 2036		Dec. 24, 2036	[12],[13]
Interest rate		9.25%		8.00%	[8],[12],[13]
Senior debt - guaranteed by USDA [Member] | Community Bank [Member] | Senior Debt Obligations [Member] | Mountain Trace Rehab [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread		1.75%		1.75%	[12],[13]
Senior debt - guaranteed by USDA [Member] | Cadence Bank NA [Member] | Senior Debt Obligations [Member] | Southland Healthcare [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 3,829		$ 3,846	[12],[14]	3,989	[12],[14]
Maturity date		Jul. 27, 2036		Jul. 27, 2036	[12],[14]
Interest rate		9.00%		7.75%	[8],[12],[14]
Senior debt - guaranteed by USDA [Member] | Cadence Bank NA [Member] | Senior Debt Obligations [Member] | Southland Healthcare [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread		1.50%		1.50%	[12],[14]
Senior debt - guaranteed by SBA [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 572	[15],[16]	$ 580	[15],[16],[17]	602	[17]
Senior debt - guaranteed by SBA [Member] | Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		572		580	[7]	602	[7]
Senior debt - guaranteed by SBA [Member] | Cadence Bank NA [Member] | Senior Debt Obligations [Member] | Southland Healthcare [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 572		$ 580
Maturity date		Jul. 27, 2036		Jul. 27, 2036	[18],[19]
Interest rate		9.75%
Senior debt - guaranteed by SBA [Member] | Cadence Bank NA [Member] | Senior Debt Obligations [Member] | Southland Healthcare [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread		2.25%		2.25%	[18],[19]
Senior debt Bonds, net of discount [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 6,253		$ 6,253		6,379
Senior debt - other mortgage indebtedness [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		8,221		8,266		8,601
Senior debt - other mortgage indebtedness [Member] | Exchange Bank of Alabama [Member] | Meadowood [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		3,319		3,319	[1]	3,478	[1]
Senior debt - other mortgage indebtedness [Member] | Exchange Bank of Alabama [Member] | Coosa Valley Health Care [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		4,902		4,946	[4]	5,123	[4]
Other Debt [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		533		895		594
Bonds Series A [Member] | Bonds [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount	[20]			6,253		6,379
Bonds Series A [Member] | City of Springfield [Member] | Bonds [Member] | Eaglewood Care Center [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount		$ 6,253		$ 6,253	[20]	$ 6,379	[20]
Maturity date		May 01, 2042		May 01, 2042	[20]
Interest rate		7.65%	[21]	7.65%	[20],[22]

[1]	On October 1, 2021, the Exchange Bank of Alabama and the Company extended the maturity date of the Meadowood Credit Facility; which is secured by the Meadowood Facility and the assets of Coosa, and which is guaranteed by Regional Health Properties, Inc., from May 1, 2022 to October 1, 2026.
[2]	Represents cash interest rates as of March 31, 2023 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
[3]	Represents interest rates as of December 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
[4]	On September 30, 2021, the Company refinanced the MCB Coosa Loan secured by the Coosa Facility, incurring approximately $0.1 million in new fees. The Coosa Credit Facility, guaranteed by Regional Health Properties, Inc. includes customary terms, including events of default with an associated annual 5% default interest rate, and is secured by the Coosa Facility and the assets of Meadowood. Upon the occurrence of certain events of default, the lenders may terminate the Coosa Credit Facility and the Meadowood Credit Facility, and all amounts due under both credit facilities will become immediately due and payable. The Coosa Credit Facility has prepayment penalties of 5% in the 1st year, 4% in the 2nd year and 1% thereafter.
[5]	Annual Insurance financing primarily for the Company’s directors’ and officers’ insurance.
[6]	On December 30, 2022, Key Bank and the Company extended the maturity date from August 25, 2023 to August 25, 2025.
[7]	For the seven SNF’s, the Company has term loans insured 100% by HUD with financial institutions. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into loans, the facilities entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.
[8]	Represents interest rates as of December 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.09% to 0.53% per annum.
[9]	Represents cash interest rates as of March 31, 2023 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs, which range from 0.09% to 0.53% per annum.
[10]	U.S. Department of Agriculture (USDA)
[11]	U.S. Department of Agriculture (“USDA”)
[12]	For the two SNF’s, the Company has term loans with financial institutions, which are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 1% through 2020, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.
[13]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through September 1, 2020 for the loan for the Coosa Facility, were deferred (a part of the “USDA Payment Program”). Monthly payments that commenced on October 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments were re-amortized over the remaining term of the loan. On September 30, 2021, the Company fully refinanced the MCB Coosa Loan with the Exchange Bank of Alabama, see “Senior debt - other mortgage indebtedness” below.
[14]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments that commenced on September 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments have been re-amortized over the extended term of the loan.
[15]	For the seven SNFs, the Company has term loans with financial institutions that are insured 100% by HUD. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into each loan, the Company entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. Pursuant to the CARES Act, up to three months of debt service payments for six of the credit facilities can be made from our restricted cash reserves.
[16]	U.S. Small Business Administration (SBA)
[17]	U.S. Small Business Administration (“SBA”)
[18]	For one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is insured 75% by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.
[19]	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain 126-bed SNF commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments that commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.
[20]	In April 2012, a wholly-owned subsidiary of the Company entered into a loan agreement with the City of Springfield, Ohio pursuant to which City of Springfield lent to such subsidiary the proceeds from the sale of City of Springfield’s Series 2012 Bonds. The Series 2012 Bonds consisted of $6.6 million in Series 2012A First Mortgage Revenue Bonds and $0.6 million in Taxable Series 2012B First Mortgage Revenue Bonds. The bonds are secured by the Company’s assisted living facility located in Springfield, Ohio known as Eaglewood Village and guaranteed by Regional. There is an original issue discount of $0.3 million related to this loan.
[21]	Represents cash interest rates as of March 31, 2023. The rates exclude amortization of deferred financing of approximately 0.01% per annum.
[22]	Represents interest rates as of December 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of approximately 0.10% per annum.